CECL - Financial instruments measured at amortized cost and credit losses (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Jan. 01, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	SFr 100,001		SFr 67,548
Cash and due from banks, Allowance for credit losses	(4)		0
Cash and due from banks, Net carrying value	99,997		67,548
Interest-bearing deposits with banks, Amortized cost basis	323		373
Interest-bearing deposits with banks, Allowance for credit losses	0		0
Interest-bearing deposits with banks, Net carrying value	323		373
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	21,086		18,005
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)		(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	21,086		18,005
Debt securities held-to-maturity, Amortized cost basis	1,498		921
Debt securities held-to-maturity, Allowance for credit losses	0		0
Debt securities held-to-maturity, Net carrying value	1,498		921
Loans, Amortized cost basis	248,253		262,108
Allowance for credit losses	(1,522)	SFr (1,366)	(1,362)	SFr (1,359)	SFr (1,296)
Loans, Net carrying value	246,731		260,746
Brokerage receivables, Amortized cost basis	4,005		17,899
Brokerage receivables, Allowance for credit losses	0		(4,081)
Brokerage receivables, Net carrying value	4,005		13,818
Other assets, Amortized cost basis	15,848		23,521
Other assets, Allowance for credit losses	(39)		(37)
Other assets, Net carrying value	15,809		23,484
Total, Amortized cost basis	391,014		390,375
Total, Allowance for credit losses	(1,565)		(5,480)
Total, Net carrying value	SFr 389,449		SFr 384,895